Earnings Per Share ("EPS") - Additional Information (Detail)	12 Months Ended
Mar. 31, 2018
'A' Ordinary shares [Member]
Earnings per share [line items]
Percentage points more than the aggregate rate of dividend declared on Ordinary shares that 'A' Ordinary shareholders are entitled to	5.00%